Net Loss Per Share Attributible To Ordinary Sharholders - Schedule of Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share (Details) - shares	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total	43,496,008	36,992,939
Convertible bonds [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total	9,265,580	3,309,320
Warrants [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total	26,268,168	26,268,168
Outstanding share options and RSUs [Member]
Schedule of Computation of Diluted Net Loss Per Share [Line Items]
Total	7,962,260	7,415,451